Asset Retirement Obligations	6 Months Ended
Jun. 30, 2026
Asset Retirement Obligations [Abstract]
ASSET RETIREMENT OBLIGATIONS

11. ASSET RETIREMENT OBLIGATIONS

BGL accounts for its asset retirement obligations in accordance with ASC 410, Asset Retirement and Environmental Obligations. Remediation, reclamation and mine closure costs are based principally on legal and regulatory requirements. Management estimates costs associated with reclamation of mining properties as well as remediation costs for inactive properties. BGL uses assumptions about future costs, capital costs and reclamation costs. Such assumptions are based on BGL’s current mining plan and the best available information for making such estimates. At the closing date of acquiring the mine, the asset retirement obligation was measured at fair value. The estimate was determined using the present value technique based on forecasted remediation costs at end of life of mine (incorporating an appropriate forward rate), and development and application of appropriate discount rate.

ASC 410, Asset Retirement and Environmental Obligations requires that legal obligations associated with the retirement of long-lived assets be recognized at fair value when incurred and capitalized as part of the related long-lived asset. Over time, the liability is accreted to its future value each period, and the capitalized asset is depreciated over the useful life of the long-lived asset.

 In the absence of quoted market prices, BGL estimates the fair value of our asset retirement obligations at inception using present value techniques, in which estimates of future cash flows associated with retirement activities are discounted using a credit-adjusted risk-free rate. BGL’s estimated liability could change significantly if actual costs vary from assumptions or if governmental regulations change significantly.

BGL’s cash flow estimate for the asset retirement obligation is based upon key assumptions for each layer as follows: Layer 1 (recognized May 15, 2024) — remaining term 18.3 years, discount rate 12.5%, inflation rate 4.65%, market risk premium 5.5%; Layer 2 (recognized December 31, 2024) — remaining term 18.7 years, discount rate 11.0%, inflation rate 4.91%, market risk premium 5.0%; Layer 3 (recognized December 31, 2025) — remaining term 18.7 years, discount rate 13.0%, inflation rate 4.86%, market risk premium 5.0%.

BGL’s asset retirement obligation was established in May 2024, subsequent to the Purchase Agreement, and initially recorded at fair value. For the six months ended June 30, 2026 and 2025, BGL’s accretion expense totaled $1,103,000 and $871,000, respectively. No additional layers of asset retirement obligation were recognized during the six months ended June 30, 2026 or 2025. The asset retirement obligations totaled $18,936,000 and $17,833,000 at June 30, 2026 and December 31, 2025, respectively.

Changes to the asset retirement obligations are as follows:

	June 30,	December 31,
	2026	2025
Asset retirement obligations, beginning of period	$17,833,000	$13,937,000
Liability assumed	—	—
Additional layer	—	1,986,000
Accretion expense	1,103,000	1,910,000
Asset retirement obligations, end of period	$18,936,000	$17,833,000